Merger and Related Transactions (Details Narrative)					6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 12, 2023 shares	Aug. 30, 2023 USD ($) shares	Aug. 28, 2023 USD ($) shares	Jun. 16, 2023 shares	Jun. 30, 2023 shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Business Acquisition [Line Items]
Conversion ratio						0.41
Common stock, par value | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Aggregate principal value						$ 4,750,000		$ 5,265,000	$ 4,403,000
Debt adjustment provisions						$ 1,954,000
Aggregate share of common stock | shares					7,185,734	197,711	109,739	120,000,000	35,000
Escalation shares allocation description						As additional consideration, each Calidi Stockholder is entitled to earn, on a pro rata basis, up to 18,000,000 Escalation Shares. During the Escalation Period, Calidi Stockholders may be entitled to receive up to 18,000,000 Escalation Shares with incremental releases of 4,500,000 shares upon the achievement of each share price hurdle if the trading price of Common Stock is $12.00, $14.00, $16.00 and $18.00, respectively, for a period of any 20 days within any 30-consecutive-day trading period
Non-redeeming continuation shares | shares						85,849
Common stock, shares issued | shares						35,436,000		20,622,000	19,928,000
Common stock, shares outstanding | shares						35,436,000		20,622,000	19,928,000
First Light Acquisition Group, Inc. (FLAG) [Member]
Business Acquisition [Line Items]
Gross proceeds from purchase of shares		$ 2,687,351
Redemption payments		28,200,000
Remaining redemption value		15,000,000.0
First Light Acquisition Group, Inc. (FLAG) [Member] | Non-redeeming Shareholders [Member]
Business Acquisition [Line Items]
Remaining redemption value		$ 700,000
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Aggregate share of common stock | shares				1,000,000
Series B Preferred Stock [Member] | Calidi Cure [Member]
Business Acquisition [Line Items]
Number of purchase of shares | shares	500,000
Merger Agreement [Member] | Calidi Security Holders [Member]
Business Acquisition [Line Items]
Aggregate principal value						$ 250,000,000.0
Debt adjustment provisions						$ 23,800,000
New Money PIPE Subscription Agreement [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of purchase of shares | shares		132,817
Gross proceeds from purchase of shares		$ 200,000
New Money PIPE Subscription Agreement [Member] | Series B Preferred Stock [Member] | Calidi Cure [Member]
Business Acquisition [Line Items]
Gross proceeds from purchase of shares		400,000
Non-Redemption Agreement [Member] | First Light Acquisition Group, Inc. (FLAG) [Member]
Business Acquisition [Line Items]
Remaining redemption value		$ 1,800,000
Non-Redemption Agreement [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of purchase of shares | shares		335,238	335,238
Gross proceeds from purchase of shares		$ 1,800,000	$ 1,800,000
Number of incentive shares | shares		200,000	200,000
Non-Redemption Agreement [Member] | Series B Preferred Stock [Member] | Calidi Cure [Member]
Business Acquisition [Line Items]
Gross proceeds from purchase of shares		$ 2,600,000	$ 2,600,000
Net proceeds from purchase of shares		800,000	$ 800,000
Forward Purchase Agreement [Member] | First Light Acquisition Group, Inc. (FLAG) [Member]
Business Acquisition [Line Items]
Remaining redemption value		$ 12,500,000
New Calidi Common Stock [Member]
Business Acquisition [Line Items]
Common stock, par value | $ / shares						$ 0.0001
Aggregate share of common stock | shares						27,375,600
New Calidi Common Stock [Member] | Merger Consideration [Member]
Business Acquisition [Line Items]
Common stock, shares issued | shares						35,436,381
Common stock, shares outstanding | shares						35,436,381
New Calidi Common Stock [Member] | Calidi Security Holders [Member]
Business Acquisition [Line Items]
Common stock, par value						76.00%